Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

As of December 31, 2017 and 2016, this caption is composed of the following:

	Balance as of
Classes of Inventories	12-31-2017	12-31-2016
	ThCh$	ThCh$
Supplies for Production	16,879,260	12,377,179
Gas	2,301,172	2,159,901
Oil	2,593,805	2,556,438
Coal	11,984,283	7,660,840
Supplies for projects and spare parts	14,861,643	21,013,620
Total	31,740,903	33,390,799